Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Scheduled future amortization for deferred financing and leasing costs
Future Amortization Expense for Deferred Financing Cost	$ 6,880
Future Amortization Expense for Deferred Leasing Cost	23,221
2012 [Member]
Scheduled future amortization for deferred financing and leasing costs
Future Amortization Expense for Deferred Financing Cost	2,632
Future Amortization Expense for Deferred Leasing Cost	4,627
2013 [Member]
Scheduled future amortization for deferred financing and leasing costs
Future Amortization Expense for Deferred Financing Cost	2,148
Future Amortization Expense for Deferred Leasing Cost	3,975
2014 [Member]
Scheduled future amortization for deferred financing and leasing costs
Future Amortization Expense for Deferred Financing Cost	750
Future Amortization Expense for Deferred Leasing Cost	3,094
2015 [Member]
Scheduled future amortization for deferred financing and leasing costs
Future Amortization Expense for Deferred Financing Cost	569
Future Amortization Expense for Deferred Leasing Cost	2,586
2016 [Member]
Scheduled future amortization for deferred financing and leasing costs
Future Amortization Expense for Deferred Financing Cost	368
Future Amortization Expense for Deferred Leasing Cost	2,148
Thereafter [Member]
Scheduled future amortization for deferred financing and leasing costs
Future Amortization Expense for Deferred Financing Cost	413
Future Amortization Expense for Deferred Leasing Cost	$ 6,791